                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                February 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       40

Form 13F Information Table Value Total:   $  339,507
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number            Name


	 1    	28- 10514                       Charles Jobson
     	----	--------------------------      --------------------------




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                                                     FORM 13F INFORMATION TABLE


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




                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2       COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE          CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF             NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                    AMOUNT     PRN  CALL                           (SOLE)
--------------                    --------       ---------     --------    ---------  ---  ----   ----------   --------   ---------


AERCAP HOLDINGS NV                SHS           N00985106      $6,656      734,680    SH          SHARED       1           734,680
AMERICAN EAGLE OUTFITTERS         COM           02553E106      $7,327      431,500    SH          SHARED       1           431,500
ANGLOGOLD ASHANTI-SPON ADR        SPONSORED ADR 035128206      $7,192      179,000    SH          SHARED       1           179,000
BEBE STORES INC                   COM           075571109      $157         25,000    SH          SHARED       1            25,000
BIOSCRIP INC                      COM           09069N108      $1,672      200,000    SH          SHARED       1           200,000
BOYD GAMING CORP                  COM           103304101      $3,037      362,900    SH          SHARED       1           362,900
CAREER EDUCATION CORP             COM           141665109      $17,657     757,500    SH          SHARED       1           757,500
COPANO ENERGY LLC-UNITS           COM UNITS     217202100      $11,290     472,196    SH          SHARED       1           472,196
DELTA AIR LINES INC               COM NEW       247361702      $26,265   2,307,999    SH          SHARED       1         2,307,999
FAMILYMEDS GROUP INC              COM           30706T209      $26         218,775    SH          SHARED       1           218,775
ENERGY TRANSFER PARTNERS LP       UNT LTD PRTNR 29273R109      $7,818      173,856    SH          SHARED       1           173,856
GAMETECH INTERNATIONAL INC        COM           36466D102      $902        644,215    SH          SHARED       1           644,215
GENESIS ENERGY L.P.               UNT LTD PRTNR 371927104      $5,141      272,027    SH          SHARED       1           272,027
H&R BLOCK INC                     COM           093671105      $20,358     900,000    SH          SHARED       1           900,000
IMPERIAL SUGAR CO                 COM NEW       453096208      $2,868      164,425    SH          SHARED       1           164,425
INTERVAL LEISURE GROUP            COM           46113M108      $1,324      106,197    SH          SHARED       1           106,197
MARKWEST ENERGY PARTNERS LP       UNT LTD PRTNR 570759100      $23,484     802,314    SH          SHARED       1           802,314
NAM TAI ELECTRONICS INC           COM PAR $0.02 629865205      $2,386      456,214    SH          SHARED       1           456,214
NATURES SUNSHINE PRODS INC        COM           639027101      $15,248   1,785,473    SH          SHARED       1         1,785,473
NEWMONT MINING CORP               COM           651639106      $7,130      150,700    SH          SHARED       1           150,700
ORIX  - SPONSORED ADR             SPONSORED ADR 686330101      $2,198       64,332    SH          SHARED       1            64,332
PFIZER INC                        COM           717081103      $8,024      441,100    SH          SHARED       1           441,100
RF MICRO DEVICES INC              COM           749941100      $4,175      875,300    SH          SHARED       1           875,300
SK TELECOM CO LTD-ADR             SPONSORED ADR 78440P108      $8,809      541,783    SH          SHARED       1           541,783
SKECHERS USA INC-CL A             CL A          830566105      $8,213      279,244    SH          SHARED       1           279,244
SOUTH FINANCIAL GROUP INC         COM           837841105      $1,828    2,835,800    SH          SHARED       1         2,835,800
STEELCASE INC-CL A                CL A          858155203      $5,608      881,800    SH          SHARED       1           881,800
SUNTRUST BANKS INC                COM           867914103      $26,935   1,327,500    SH          SHARED       1         1,327,500
TARGA RESOURCES PARTNERS LP       COM UNIT      87611X105      $9,144      376,128    SH          SHARED       1           376,128
USG CORP                          COM NEW       903293405      $3,604      256,500    SH          SHARED       1           256,500
UAL CORP                          COM NEW       902549807      $3,029      234,597    SH          SHARED       1           234,597
WESTPORT INNOVATIONS INC          COM NEW       960908309      $1,110       95,894    SH          SHARED       1            95,894
H&R BLOCK INC                     COM           093671105      $1,402       62,000          CALL  SHARED       1            62,000
KRAFT FOODS INC                   CL A          50075N104      $10,872     400,000          CALL  SHARED       1           400,000
KRAFT FOODS INC                   CL A          50075N104      $544         20,000          CALL  SHARED       1            20,000
KRAFT FOODS INC                   CL A          50075N104      $6,795      250,000          CALL  SHARED       1           250,000
PFIZER INC                        COM           717081103      $18,190   1,000,000          CALL  SHARED       1         1,000,000
PFIZER INC                        COM           717081103      $9,095      500,000          CALL  SHARED       1           500,000
PFIZER INC                        COM           717081103      $15,098     830,000          CALL  SHARED       1           830,000
WAL MART STORES INC               COM           931142103      $26,896     503,200          CALL  SHARED       1           503,200




                                                               $339,507

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